Share-Based Compensation - Compensation Expense Included in Salaries and Employee Benefits Expense Related to Restricted Stock Grants (Detail) (Restricted Stock [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to restricted stock	$ 8,593	$ 8,035	$ 7,258